Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Affiliated Revenues and Purchases
Affiliated Revenues		$ 580.5	$ 367.5	$ 225.6
Sales and Purchases of Property
Related Party Sales of Property		0.0	0.0	0.2
Related Party Purchases of Property		9.1	6.5	0.4
Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		572.0	366.1	225.6
Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 8.5	$ 0.0	$ 0.0

[1]	Refer to the Ohio Auctions section below for further information regarding these amounts.